Annual Total Returns- JPMorgan Mid Cap Growth Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Mid Cap Growth Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.79%)	15.95%	42.34%	11.00%	2.81%	0.19%	29.50%	(5.16%)	39.66%	48.26%